Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2019
Net income/(loss) per share
Schedule of basic and diluted net income/(loss) per share
Basic
and diluted net income/(loss) per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders	116,819	(2,491,633)	12,184,155
Net loss from discontinued operations attributable to ordinary shareholders	(269,076)	—	—

Net income/(loss) attributable to ordinary shareholders	(152,257)	(2,491,633)	12,184,155
Denominator:
Weighted average number of shares – basic	2,844,826,014	2,877,902,678	2,912,637,241
Adjustments for dilutive options and RSUs	66,635,803	—	54,684,562

Weighted average number of shares – diluted	2,911,461,817	2,877,902,678	2,967,321,803
Basic net income/(loss) per share from continuing operations attributable to ordinary shareholders	0.04	(0.87)	4.18
Basic net loss per share from discontinued operations attributable to ordinary shareholders	(0.09)	—	—
Basic net income/(loss) per share attributable to ordinary shareholders	(0.05)	(0.87)	4.18
Diluted net income/(loss) per share from continuing operations attributable to ordinary shareholders	0.04	(0.87)	4.11
Diluted net loss per share from discontinued operations attributable to ordinary shareholders	(0.09)	—	—
Diluted net income/(loss) per share attributable to ordinary shareholders	(0.05)	(0.87)	4.11